Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Subordinated Borrowings [Abstract]
Summary of Subordinated Debt Obligations to the Trusts
Following is a summary of subordinated debt obligations to the trusts at December 31, 2022 and 2021:

	December 31,
	2022	2021	Interest Rate	Due Date
	(Dollars in thousands)
American Equity Capital Trust II	$78,753	$78,421	5%	June 1, 2047